Income Taxes - Schedule of Future Payments Under Tax Benefit Arrangements (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Total	$ 138,078	$ 140,191
IPO [Member]
Income Tax Contingency [Line Items]
2016		3,019
Remainder of 2016	906
2017	7,389	7,125
2018	7,336	7,072
2019	7,389	7,125
2020	7,585	7,321
Thereafter	107,473	108,529
Total	$ 138,078	$ 140,191